Property and Equipment and Vehicles Held for Sale (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 08, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Property and equipment:
Total		$ 432,411		$ 651,880	$ 55,936
Impairment of vehicles				(142,309)
Accumulated depreciation		(48,723)		(26,963)	(14,843)
Total property and equipment and vehicles held for sale		383,688		482,608	41,093
Reclassed vehicles to vehicles held for sale				(77,390)
Total property and equipment		383,688		405,218	41,093
Depreciation		21,760	2,129	12,120	7,375
Property and equipment acquired	543,439
Fair value of fixed asset sold					2,640
Sale of fixed asset, accumulated depreciation					960
Loss on sale of fixed assets					(1,440)
Proceeds from sale of property and equipment					1,199
Vehicles held for sale				77,390
Vehicle sold and assignment of note payable		53,390
Receivable for sale of vehicles		24,000
POS Systems [Member]
Property and equipment:
Total		21,358		21,358	17,209
Food Service Equipment [Member]
Property and equipment:
Total		41,691		41,691	19,671
Truck Equipment [Member]
Property and equipment:
Total		5,346		5,346
Vehicles [Member]
Property and equipment:
Total		347,685		567,384	3,500
Impairment of vehicles				(142,309)
Leasehold Improvements [Member]
Property and equipment:
Total		10,703		10,703	10,703
Computers [Member]
Property and equipment:
Total		2,564		2,334	1,789
Furniture and Fixtures [Member]
Property and equipment:
Total		$ 3,064		$ 3,064	$ 3,064